NEOS Nasdaq-100® High Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	39,969	$16,974,435

Automobiles - 3.8%
Tesla, Inc. (a)	951,784	353,825,702

Beverages - 2.0%
Coca-Cola Europacific Partners PLC	233,778	21,196,651
Keurig Dr. Pepper, Inc.	688,871	18,137,973
Monster Beverage Corp. (a)	506,249	36,682,803
PepsiCo, Inc.	719,929	111,797,774
		187,815,201

Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	66,756	22,087,558
Amgen, Inc.	279,731	98,423,352
Gilead Sciences, Inc.	649,891	90,575,309
Insmed, Inc. (a)	107,826	17,631,707
Regeneron Pharmaceuticals, Inc.	53,426	41,279,065
Vertex Pharmaceuticals, Inc. (a)	131,692	58,805,746
		328,802,737

Broadline Retail - 5.4%
Amazon.com, Inc. (a)	2,030,351	422,861,203
MercadoLibre, Inc. (a)	26,248	45,383,317
PDD Holdings, Inc. - ADR (a)	350,658	35,830,234
		504,074,754

Chemicals - 1.3%
Linde PLC	243,850	120,891,076

Commercial Services & Supplies - 0.6%
Cintas Corp.	210,247	35,561,178
Copart, Inc. (a)	492,615	16,354,818
		51,915,996

Communications Equipment - 1.7%
Cisco Systems, Inc.	2,069,007	160,534,253

Construction & Engineering - 0.3%
Ferrovial SE	377,404	24,550,130

Consumer Staples Distribution & Retail - 5.9%
Costco Wholesale Corp.	232,953	232,121,358
Walmart, Inc.	2,562,116	318,419,776
		550,541,134

Electric Utilities - 1.5%
American Electric Power Co., Inc.	280,587	36,779,344
Constellation Energy Corp.	187,106	52,249,351
Exelon Corp.	514,704	25,230,790
Xcel Energy, Inc.	301,880	23,981,347
		138,240,832

Energy Equipment & Services - 0.3%
Baker Hughes Co.	504,669	30,810,042

Entertainment - 3.1%
Electronic Arts, Inc.	126,852	25,861,317
Netflix, Inc. (a)	2,218,858	213,343,197
Take-Two Interactive Software, Inc. (a)	94,756	18,714,310
Warner Bros. Discovery, Inc. (a)	1,272,242	34,935,765
		292,854,589

Financial Services - 0.2%
PayPal Holdings, Inc.	477,947	21,617,543

Food Products - 0.6%
Kraft Heinz Co.	600,311	13,500,994
Mondelez International, Inc. - Class A	667,918	38,498,794
		51,999,788

Ground Transportation - 0.7%
CSX Corp.	978,424	40,164,305
Old Dominion Freight Line, Inc.	105,562	20,626,815
		60,791,120

Health Care Equipment & Supplies - 1.5%
Dexcom, Inc. (a)	199,711	12,541,851
GE HealthCare Technologies, Inc.	234,378	16,683,026
IDEXX Laboratories, Inc. (a)	41,069	23,076,260
Intuitive Surgical, Inc. (a)	185,969	85,729,849
		138,030,986

Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. - Class A (a)	219,079	27,665,296
Booking Holdings, Inc.	16,584	69,823,947
DoorDash, Inc. - Class A (a)	210,424	31,595,164
Marriott International, Inc. - Class A	140,000	45,789,800
Starbucks Corp.	590,056	52,863,117
		227,737,324

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	332,453	75,144,352

Interactive Media & Services - 10.0%
Alphabet, Inc. - Class A	1,105,161	317,800,097
Alphabet, Inc. - Class C	1,027,252	294,677,509
Meta Platforms, Inc. - Class A	557,236	318,811,433
		931,289,039

IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	246,736	15,137,254
Shopify, Inc. - Class A (a)	639,336	75,838,036
		90,975,290

Machinery - 0.3%
PACCAR, Inc.	275,945	31,871,647

Media - 0.7%
Charter Communications, Inc. - Class A (a)	67,512	14,574,491
Comcast Corp. - Class A	1,896,933	54,460,946
		69,035,437

Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	149,777	29,624,393

Professional Services - 1.0%
Automatic Data Processing, Inc.	211,939	43,061,766
Paychex, Inc.	182,968	16,855,012
Thomson Reuters Corp.	229,433	20,644,381
Verisk Analytics, Inc.	69,925	13,268,269
		93,829,428

Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	213,493	8,612,308

Semiconductors & Semiconductor Equipment - 25.6% (b)
Advanced Micro Devices, Inc. (a)	855,561	174,046,774
Analog Devices, Inc.	256,513	81,607,046
Applied Materials, Inc.	417,401	142,663,488
ARM Holdings PLC - ADR (a)	68,831	10,412,754
ASML Holding NV	45,822	60,523,072
Broadcom, Inc.	895,414	277,139,587
Intel Corp. (a)	2,486,779	109,741,557
KLA Corp.	68,526	100,898,368
Lam Research Corp.	656,567	140,282,105
Marvell Technology, Inc.	441,921	43,772,275
Microchip Technology, Inc.	275,950	17,829,130
Micron Technology, Inc.	590,854	199,614,115
Monolithic Power Systems, Inc.	25,022	27,357,804
NVIDIA Corp.	4,610,800	804,123,520
NXP Semiconductors NV	127,746	25,148,078
QUALCOMM, Inc.	557,749	71,826,916
Texas Instruments, Inc.	475,032	92,222,712
		2,379,209,301

Software - 13.1%
Adobe, Inc. (a)	216,667	52,667,414
AppLovin Corp. - Class A (a)	161,576	64,307,248
Atlassian Corp. - Class A (a)	82,827	5,652,943
Autodesk, Inc. (a)	110,431	26,437,181
Cadence Design Systems, Inc. (a)	142,112	39,488,661
Crowdstrike Holdings, Inc. - Class A (a)	129,326	50,490,164
Datadog, Inc. - Class A (a)	165,045	19,483,562
Fortinet, Inc. (a)	380,904	31,127,475
Intuit, Inc.	145,000	62,695,100
Microsoft Corp.	1,412,391	522,824,776
Palantir Technologies, Inc. - Class A (a)	1,203,361	176,027,647
Palo Alto Networks, Inc. (a)	427,085	68,470,267
Roper Technologies, Inc.	53,981	19,101,717
Strategy, Inc. - Class A (a)	136,317	17,012,362
Synopsys, Inc. (a)	95,183	37,738,156
Workday, Inc. - Class A (a)	108,052	14,038,116
Zscaler, Inc. (a)	80,678	11,318,317
		1,218,881,106

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (a)	443,800	40,967,178
Ross Stores, Inc.	170,754	36,990,439
		77,957,617

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	2,811,791	713,604,438
Seagate Technology Holdings PLC	111,571	43,709,055
Western Digital Corp.	179,550	48,566,479
		805,879,972

Trading Companies & Distributors - 0.3%
Fastenal Co.	588,139	27,289,650

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.	582,745	122,393,932
TOTAL COMMON STOCKS (Cost $9,212,415,458)		9,224,001,114

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)	90,499,078	90,499,079
TOTAL MONEY MARKET FUNDS (Cost $90,499,078)		90,499,079

TOTAL INVESTMENTS - 100.1% (Cost $9,302,914,536)		9,314,500,193
Liabilities in Excess of Other Assets - (0.1)%		(10,496,356)
TOTAL NET ASSETS - 100.0%		$9,304,003,837

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.9)%	Notional Amount	Contracts	Value
Call Options - (0.9)%
NASDAQ-100® Index (a)(b)
Expiration: 05/15/2026; Exercise Price: $24,300.00	$(2,321,790,582)	(978)	$(55,017,390)
Expiration: 05/15/2026; Exercise Price: $24,800.00	(2,321,790,582)	(978)	(33,266,670)
TOTAL WRITTEN OPTIONS (Premiums received $86,467,223)			$(88,284,060)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Nasdaq-100® High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,224,001,114	$–	$–	$9,224,001,114
Money Market Funds	90,499,079	–	–	90,499,079
Total Investments	$9,314,500,193	$–	$–	$9,314,500,193

Liabilities:
Written Options	$–	$(88,284,060)	$–	$(88,284,060)
Total Written Options	$–	$(88,284,060)	$–	$(88,284,060)

Refer to the Schedule of Investments for further disaggregation of investment categories.